Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Assets
Investment in subsidiary
Total assets	690,343	676,002	647,212
Current liabilities:
Accrued expenses and other current liabilities	74,152	75,740	74,677
Total current liabilities	182,880	169,828	163,420
Total liabilities	1,020,999	859,274	706,676
Total shareholders' deficit	(330,656)	(183,272)	(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' (deficit) equity	690,343	676,002	647,212
Parent Company Only [Member]
Assets
Investment in subsidiary		(181,474)	(58,293)
Total assets		(181,474)	(58,293)
Current liabilities:
Accrued expenses and other current liabilities		1,798	1,171
Total current liabilities		1,798	1,171
Total liabilities		1,798	1,171
Total shareholders' deficit		(183,272)	(59,464)
Total liabilities and shareholders' (deficit) equity		$ (181,474)	$ (58,293)